Information about financial instruments - Schedule of Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	$ 96,803	$ 76,815	$ 85,511
Financial assets, at fair value	(15,182)	(20,256)	(20,054)
Level 2 | Cash flow hedges
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial assets, at fair value	74	142
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	105,482	93,753	103,750
Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	101,243	29,405	36,149
Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	2,629	60,593	3,829
Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,247	2,538	60,232
Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	268	1,217	2,504
Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	70	0	1,036
Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	25	0	0
Research project financing | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	2,542	3,287	3,783
Research project financing | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	2,057	1,237	1,057
Research project financing | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	113	1,683	1,042
Research project financing | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	165	146	1,684
Research project financing | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	207	221	0
Research project financing | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Research project financing | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	9,544	7,723	9,518
Interest-bearing receivables financing | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	9,544	7,723	9,518
Interest-bearing receivables financing | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Government loans | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	3,900	4,971	6,462
Government loans | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,791	1,534	1,240
Government loans | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,414	1,397	1,573
Government loans | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	695	1,367	1,483
Government loans | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	673	1,452
Government loans | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	714
Government loans | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Convertible debt | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	52,278	54,348	54,623
Convertible debt | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	52,278	0	0
Convertible debt | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	54,348	0
Convertible debt | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	54,623
Convertible debt | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Convertible debt | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Convertible debt | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Lease liability
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	3,116	3,569	4,620
Lease liability | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	3,116	3,569	4,620
Lease liability | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,471	1,291	1,238
Lease liability | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,102	930	1,043
Lease liability | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	387	1,025	965
Lease liability | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	61	323	1,052
Lease liability | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	70	0	322
Lease liability | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	25	0	0
Trade payables | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	16,281	11,577	15,564
Trade payables | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	16,281	9,342	13,916
Trade payables | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	2,235	171
Trade payables | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	1,477
Trade payables | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Trade payables | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Trade payables | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	8,899	8,278	9,180
Other current liabilities | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	8,899	8,278	9,180
Other current liabilities | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value		3,203	10,081
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	0		0
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	3	3,203	10,081
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	0		$ 0
Cash flow hedges | Financial Assets Measured At Fair Value Through Other Comprehensive Income
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial assets, at fair value	74	$ 142
Unsecured related party loan | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	8,922
Unsecured related party loan | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	8,922
Unsecured related party loan | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0
Unsecured related party loan | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0
Unsecured related party loan | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0
Unsecured related party loan | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0
Unsecured related party loan | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	$ 0